Revenue by destination and product	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue by destination and product
6     Revenue by destination and product
Recognition and measurement
We recognise sales revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognised reflects the consideration to which the Group is or expects to be entitled in exchange for those goods or services.
Sales revenue is recognised on individual sales when control transfers to the customer. In most instances, control passes and sales revenue is recognised when the product is delivered to the vessel or vehicle on which it will be transported once loaded, the destination port or the customer’s premises. There may be circumstances when judgment is required based on the five indicators of control below:
–The customer has the significant risks and rewards of ownership and has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the good or service.
–The customer has a present obligation to pay in accordance with the terms of the sales contract. For shipments under the Incoterms Cost, Insurance and Freight (CIF)/Carriage Paid to (CPT)/Cost and Freight (CFR) this is generally when the ship is loaded, at which time the obligation for payment is for both product and freight.
–The customer has accepted the asset. Sales revenue may be subject to adjustment if the product specification does not conform to the terms specified in the sales contract but this does not impact the passing of control. Assay and specification adjustments have been immaterial historically.
–The customer has legal title to the asset. The Group usually retains legal title until payment is received for credit risk purposes only.
–The customer has physical possession of the asset. This indicator may be less important as the customer may obtain control of an asset prior to obtaining physical possession, which may be the case for goods in transit.
6     Revenue by destination and product continued
Revenue is principally derived from sale of commodities. We sell the majority of our products on CFR or CIF Incoterms. This means that the Group is responsible (acts as principal) for providing shipping services and, in some instances, insurance after the date at which control of goods passes to the customer at the loading port. The Group, therefore, has separate performance obligations for freight and insurance services that are provided solely to facilitate sale of the products it produces. Other Incoterms commonly used by the Group are Free on Board (FOB), where the Group has no responsibility for freight or insurance once control of the goods has passed at the loading port, and Delivered at Place (DAP), where control of the goods passes when the product is delivered to the agreed destination. For these Incoterms there is only one performance obligation, being the provision of product at the point where control passes.
Within each sales contract, each unit of product shipped is a separate performance obligation. Revenue is generally recognised at the contracted price as this reflects the stand-alone selling price. Sales revenue excludes any applicable sales taxes. Sales of copper concentrate are stated net of the treatment and refining charges which will be required to convert it to an end product.
The Group’s products are sold to customers under contracts which vary in tenure and pricing mechanisms, including some volumes sold on the spot market. Pricing for iron ore is on a range of terms, the majority being either monthly or quarterly average pricing mechanisms, with a smaller proportion of iron ore volumes being sold on the spot market.
Certain of the Group’s products may be provisionally priced at the date revenue is recognised and a provisional invoice issued; however, substantially all iron ore and aluminium sales are reflected at final prices in the results for the period. Provisionally priced receivables are subsequently measured at fair value through the income statement under IFRS 9 “Financial Instruments” as described in note 24. The final selling price for all provisionally priced products is based on the price for the quotational period stipulated in the contract. Final prices for copper concentrate are normally determined between 30 and 120 days after delivery to the customer. The change in value of the provisionally priced receivable is based on relevant forward market prices and is included in sales revenue; refer to “Other revenue” within the sales by product disclosure below.
Revenues from the sale of significant by-products, such as gold, are included in sales revenue. Third-party commodity swap arrangements principally for delivery and receipt of smelter-grade alumina are offset within operating costs. Sundry revenue incidental to the main revenue-generating activities of the operations is treated as a credit to operating costs.
Typically, the Group has a right to payment before or at the point that control of the goods passes including a right, where applicable, to payment for provisionally priced products and unperformed freight and insurance services. Cash received before control passes is recognised as a contract liability. The amount of consideration does not contain a significant financing component as payment terms are less than one year. We have a number of long-term contracts to supply products to customers in future periods. Generally, revenue is recognised on an invoice basis, as each unit sold is a separate performance obligation and therefore the right to consideration from a customer corresponds directly with our performance completed to date.
We do not disclose sales revenue from freight and insurance services separately as we do not consider that this is necessary in order to understand the impact of economic factors on the Group. Our Chief Executive, the chief operating decision maker as defined under IFRS 8 “Operating Segments”, does not review information specifically relating to these sources of revenue in order to evaluate the performance of business segments and Group information on these sources of revenue is not provided externally.
We apply the practical expedient in paragraph 121 of IFRS 15 and do not include information on the transaction price allocated to performance obligations that are unsatisfied.
Consolidated sales revenue by destination(a)

		Adjusted(b)	Adjusted(b)		Adjusted(b)	Adjusted(b)
	2022%	2021%	2020%	2022 US$m	2021 US$m	2020 US$m
Greater China(b)	54.3	59.7	60.4	30,172	37,878	26,951
United States of America	15.9	12.6	10.9	8,823	8,012	4,867
Asia (excluding Greater China and Japan)	7.1	6.9	7.9	3,937	4,415	3,525
Japan	7.4	7.9	7.5	4,091	5,012	3,354
Europe (excluding UK)	6.5	5.2	5.9	3,618	3,271	2,623
Canada	3.1	2.6	2.9	1,743	1,677	1,289
Australia	1.9	1.8	1.7	1,047	1,122	745
UK	0.3	0.4	0.5	182	243	242
Other countries	3.5	2.9	2.3	1,941	1,865	1,015
Consolidated sales revenue	100	100	100	55,554	63,495	44,611
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
(b)Consolidated sales revenue by destination has been adjusted to classify Taiwan and China together as ‘Greater China’; previously Taiwan was included in Asia (excluding Greater China and Japan). This change has resulted in a decrease in 2021 revenue attributable to Asia (excluding Greater China and Japan) of: 2.5% and US$1,570 million (2020: 2.3% and US$1,011 million).
Consolidated sales revenue by product
We have sold the following products to external customers during the year:

	Revenue from contracts with customers 2022 US$m	Other revenue(a) 2022 US$m	Consolidated sales revenue 2022 US$m
Iron ore	33,068	(267)	32,801
Aluminium, alumina and bauxite	13,955	(165)	13,790
Copper	3,276	(80)	3,196
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,685	(16)	2,669
Gold	564	9	573
Diamonds	816	—	816
Other products(b)	1,710	(1)	1,709
Consolidated sales revenue	56,074	(520)	55,554

	Revenue from contracts with customers 2021 US$m	Other revenue(a) 2021 US$m	Consolidated sales revenue 2021 US$m	Revenue from contracts with customers 2020 US$m	Other revenue(a) 2020 US$m	Consolidated sales revenue 2020 US$m
Iron ore	42,992	(796)	42,196	28,202	1,000	29,202
Aluminium, alumina and bauxite	12,336	103	12,439	9,092	54	9,146
Copper	3,229	96	3,325	1,721	64	1,785
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,114	3	2,117	2,054	(3)	2,051
Gold	1,075	2	1,077	471	6	477
Diamonds	501	—	501	459	—	459
Other products(b)	1,837	3	1,840	1,493	(2)	1,491
Consolidated sales revenue	64,084	(589)	63,495	43,492	1,119	44,611
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “other revenue” above.
(b)“Other products” includes metallic co-products, molybdenum, silver and other commodities. Individually the revenue from each of these products is less than 15% of the total Other products category.